Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 CNY (¥)
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Held in cash balance (in Dollars)	$ 154,311	$ 16,566,953
Insured bank account	72,000			¥ 500,000
Cash held in china financial instructions (in Dollars)		$ 16,027,953
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	2	2	1
Concentration risk, percentage	75.00%		100.00%
Accounts receivable (in Dollars)	$ 99,914,629	$ 14,116,569
Suppliers One [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	11.00%
Suppliers Two [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		72.00%
suppliers Three [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage		12.00%
Customers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Number of customer	5	2	1
Accounts receivable (in Dollars)	$ 92,755,701	$ 2,608,325
Customers One [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	20.00%	70.00%	100.00%
Customers Two [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	19.00%	30.00%
Customer Three [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	14.00%
Customer Four [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	13.00%
Customers Five [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, percentage	12.00%